Related Party Balances and Transactions (Details) - Schedule of related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amount due from related parties [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties	$ 69,038	$ 32,306
Amount due from related parties [Member] | Yongbao Insurance agency Co., Ltd. and subsidiaries [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Common shareholder
Amount due from related parties, Nature	Inter-transaction
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 5,800
Amount due from related parties [Member] | Wang Yaxian [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Shareholder of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 3,550
Amount due from related parties [Member] | Feng Weidong [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	CTO of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 3,550
Amount due from related parties [Member] | Yongbao Information Technology Co.,Ltd. [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Related Company
Amount due from related parties, Nature	Inter-transaction
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties		4,705
Amount due from related parties [Member] | Wu Xianlong [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Director of a subsidiary
Amount due from related parties, Nature	Account receivables & Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 1,900	1,901
Amount due from related parties [Member] | Kong Deyu [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Senior management of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties
Amount due from related parties [Member] | Li Sing Leung [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	CFO of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties		8
Amount due from related parties [Member] | Wang Yilin [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Director of China SOS
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties
Amount due from related parties [Member] | Qingdao SOS Industry Holding Co,, Ltd [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Related Partyq
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 54,238	25,700
Amount due to related parties [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties	$ 643	36
Amount due to related parties [Member] | Qingdao SOS Industry Holding Co,, Ltd [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Related Party
Amount due from related parties, Nature	Other payables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 607
Amount due to related parties [Member] | Yongbao Insurance agency Co., Ltd. [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Common shareholder
Amount due from related parties, Nature	Inter-transaction
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties
Amount due to related parties [Member] | Wang Yilin [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Director of China SOS
Amount due from related parties, Nature	Account payables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 3	13
Amount due to related parties [Member] | Wu Wenbin [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Non-executive director
Amount due from related parties, Nature	Account payables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 25	15
Amount due to related parties [Member] | Li Sing Leung [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	CFO of the Company
Amount due from related parties, Nature	Other payables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 8	8
Amount due to related parties [Member] | Wang Yaxian [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Shareholder of the Company
Amount due from related parties, Nature	Other payables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties
Amount due to related parties [Member] | Bian Jingxue [Member]
Schedule of amount due from related parties [Abstract]
Amount due from related parties, Relationship	Senior management of the Company
Amount due from related parties, Nature	Other payables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties